Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama(a) — 3.5%
Black Belt Energy Gas District, RB
Series B-2, 2.86%, 12/01/48	$2,500	$2,468,718
Series F, 5.50%, 11/01/53	840	849,428
Southeast Energy Authority A Cooperative District, RB, Series A-2, 0.40%, 01/01/53	5,090	5,090,000

		8,408,146

Arizona — 2.4%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39(b)	550	474,608
Series A, 5.00%, 07/01/39(b)	465	427,542
Series A, (BAM), 4.00%, 06/01/44	730	632,975
Series A, 5.00%, 07/01/49(b)	525	452,249
Series A, 5.00%, 07/01/54(b)	405	340,415
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	535	440,395
Maricopa County Industrial Development Authority, Refunding RB(b)
5.00%, 07/01/39	195	178,347
5.00%, 07/01/54	450	381,382
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,450	2,407,480

		5,735,393

Arkansas — 0.4%
Arkansas Development Finance Authority, RB,
Series A, AMT, 4.50%, 09/01/49(b)	1,270	996,189

California — 15.1%
Bay Area Toll Authority, Refunding RB, 2.69%, 04/01/56(a)	1,000	974,822
California Community Choice Financing Authority, RB, Series A, 4.00%, 10/01/52(a)	500	487,081
California Community Housing Agency, RB, M/F Housing(b)
3.00%, 08/01/56	120	70,360
Series A, 5.00%, 04/01/49	200	163,240
Series A-2, 4.00%, 08/01/47	1,300	889,712
California Health Facilities Financing Authority,
Refunding RB, Series A, 3.00%, 08/15/51	1,100	747,280
California Housing Finance Agency, RB, M/F Housing
Class A, 3.25%, 08/20/36	587	480,927
Series 2021-1, Class A, 3.50%, 11/20/35	655	556,680
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	1,400	1,326,830
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	1,260	1,279,136
Series I, 5.50%, 11/01/30	5,000	5,109,970
Series I, 5.50%, 11/01/31	3,130	3,198,597
Series I, 5.50%, 11/01/33	3,000	3,065,274
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(b)	130	80,265
CSCDA Community Improvement Authority, RB, M/F Housing(b)
5.00%, 09/01/37	105	91,834
4.00%, 10/01/56	160	117,112
4.00%, 12/01/56	200	127,937
Series A, 4.00%, 06/01/58	910	665,064
Senior Lien, 3.13%, 06/01/57	515	311,338
Series A, Senior Lien, 4.00%, 12/01/58	845	573,828

Security	Par (000)	Value

California (continued)
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	$575	$47,363
Kern Community College District, GO, Series C, 5.50%, 11/01/23(d)	2,445	2,500,709
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(d)	5,905	5,972,559
Series J, 5.25%, 05/15/38	1,675	1,688,213
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,800	1,815,833
Series A, AMT, 5.25%, 05/01/33	1,410	1,413,357
Series A, AMT, 5.00%, 05/01/44	1,860	1,801,646
Washington Township Health Care District, GO,
Series B, Election 2004, 5.50%, 08/01/40	940	952,595

		36,509,562

Colorado — 3.4%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,500	1,523,252
Series A, AMT, 5.50%, 11/15/30	565	573,536
Series A, AMT, 5.50%, 11/15/31	675	685,110
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48	1,700	1,606,106
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(b)	790	670,095
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(b)	1,050	842,751
Colorado Health Facilities Authority, RB 5.50%, 11/01/47	205	207,273
Series D, 2.79%, 05/15/61(a)	1,290	1,267,075
E-470 Public Highway Authority, Refunding RB,
Series B, 2.39%, 09/01/39(a)	260	257,099
STC Metropolitan District No.2, Refunding GO,
Series A, 5.00%, 12/01/38	715	646,050

		8,278,347

Connecticut — 3.1%
Connecticut State Health & Educational Facilities Authority, Refunding RB 5.00%, 12/01/45	3,065	2,937,913
Series I-1, 5.00%, 07/01/42	1,015	1,018,104
State of Connecticut Special Tax Revenue, RB,
Series A, 5.25%, 07/01/42	1,725	1,841,781
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	1,749,356

		7,547,154

Delaware — 0.6%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	1,400	1,358,903

Florida — 14.5%
Capital Trust Agency, Inc., RB(b)
Series A, 5.00%, 06/01/45	465	373,930
Series A, 5.50%, 06/01/57	165	134,455
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	3,000	3,033,702
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.13%, 10/01/23(d)	5,665	5,745,154
Series A, AMT, 5.00%, 10/01/45	1,440	1,366,318

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Seaport Department, ARB(d)
Series A, 5.38%, 10/01/23	$1,765	$1,798,745
Series A, 5.50%, 10/01/23	3,000	3,060,225
Series B, AMT, 6.00%, 10/01/23	1,060	1,084,171
Series B, AMT, 6.25%, 10/01/23	800	819,304
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	730	487,674
Finley Woods Community Development District, SAB 4.00%, 05/01/40	265	206,442
4.20%, 05/01/50	450	323,829
Florida Development Finance Corp., RB(b) 6.50%, 06/30/57	335	306,422
AMT, 5.00%, 05/01/29	470	440,224
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(b)	260	217,001
Highlands County Health Facilities Authority, 2.20%, 11/15/56(a)	2,700	2,700,000
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/23(d)	2,995	3,043,399
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA,
GNMA), 6.00%, 09/01/40	40	40,017
Miami-Dade County Seaport Department, Refunding RB
Series A-2, (AGM), 4.00%, 10/01/49	2,320	1,939,362
Series A-1, AMT, (AGM), 4.00%, 10/01/45	3,230	2,702,279
Osceola Chain Lakes Community Development District, SAB 4.00%, 05/01/40	670	542,567
4.00%, 05/01/50	640	472,940
Palm Beach County Health Facilities Authority, RB
Series A, 5.00%, 11/01/47	200	183,022
Series A, 5.00%, 11/01/52	285	256,725
Palm Beach County Health Facilities Authority,
Refunding RB, 4.00%, 08/15/49	2,065	1,606,256
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(d)	1,805	1,826,411
Southern Groves Community Development District No.5, Refunding SAB, 4.00%, 05/01/43	380	297,984

		35,008,558

Georgia — 2.1%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	815	714,068
East Point Business & Industrial Development
Authority, RB, Series A, 5.25%, 06/15/62(b)	195	162,723
Main Street Natural Gas Inc., RB
Series A, 5.00%, 05/15/49	950	862,339
Series B, 5.00%, 12/01/52(a)	2,015	1,989,369
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	1,420	1,302,004

		5,030,503

Hawaii — 1.9%
State of Hawaii Airports System Revenue, ARB,
Series A, AMT, 5.00%, 07/01/45	2,805	2,619,267

Security	Par (000)	Value

Hawaii (continued)
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	$740	$748,797
AMT, 5.25%, 08/01/26	1,205	1,219,112

		4,587,176

Illinois — 10.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,225	1,164,652
Series A, 5.00%, 12/01/40	1,165	1,057,602
Series A, 5.00%, 12/01/47	795	685,253
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/41	1,140	1,087,130
Chicago Midway International Airport, Refunding RB
Series A, AMT, 2nd Lien, 5.50%, 01/01/28	1,000	1,002,474
Series A, AMT, 2nd Lien, 5.50%, 01/01/29	1,500	1,503,641
Series A, AMT, 2nd Lien, 5.38%, 01/01/33	2,000	1,999,960
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/42	735	713,343
City of Chicago Illinois Wastewater Transmission
Revenue, RB, 2nd Lien, 5.00%, 01/01/42	2,985	2,900,969
Cook County Community College District No.508, GO 5.25%, 12/01/30	1,270	1,284,187
5.50%, 12/01/38	1,205	1,216,008
5.25%, 12/01/43	2,960	2,971,355
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 05/01/45	1,305	1,012,911
Series C, 5.00%, 02/15/41	975	982,681
State of Illinois, GO 5.25%, 02/01/31	1,495	1,498,510
5.25%, 02/01/32	2,320	2,324,004
5.50%, 07/01/33	1,000	1,002,774
5.50%, 07/01/38	700	700,635
Upper Illinois River Valley Development Authority,
Refunding RB, 5.00%, 01/01/45(b)	715	588,346

		25,696,435

Indiana — 0.4%
Indiana Finance Authority, RB
Series A, 5.00%, 06/01/41	300	252,542
Series A, 5.00%, 06/01/51	220	173,778
Series A, 5.00%, 06/01/56	190	146,526
Series A, AMT, 5.00%, 07/01/23(d)	460	464,175

		1,037,021

Iowa — 1.3%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	3,350	2,796,439
Iowa Tobacco Settlement Authority, Refunding RB, Series B2, Subordinate, 0.00%, 06/01/65(c)	2,930	269,701

		3,066,140

Kentucky — 0.1%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(b)	425	343,011

Louisiana — 4.0%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	2,965	2,526,177

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
City of Shreveport Louisiana Water & Sewer Revenue, RB (continued)
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	$6,100	$5,002,476
Lake Charles Harbor & Terminal District, ARB,
Series B, AMT, (AGM), 5.50%, 01/01/29	2,225	2,265,617

		9,794,270

Maryland — 7.8%
Howard County Housing Commission, RB, M/F
Housing, 5.00%, 12/01/42	2,450	2,468,647
Maryland Health & Higher Educational Facilities
Authority, RB, Series B, 4.00%, 04/15/45	1,360	1,115,603
Maryland Stadium Authority, RB 5.00%, 05/01/28(d)	3,355	3,637,561
5.00%, 05/01/34	4,780	5,040,290
5.00%, 05/01/47	6,460	6,586,900

		18,849,001

Massachusetts — 1.2%
Commonwealth of Massachusetts, GO, Series B, 3.00%, 04/01/49	1,300	900,233
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	934,094
Series A, 5.00%, 01/01/47	420	394,401
Massachusetts Development Finance Agency,
Refunding RB, Series A, 5.00%, 01/01/40	745	726,486

		2,955,214

Michigan — 3.8%
Michigan Finance Authority, RB, 4.00%, 02/15/44	3,330	2,802,888
Michigan Finance Authority, Refunding RB 2.99%, 04/15/47(a)	2,910	2,954,526
4.00%, 09/01/50	445	351,807
Michigan State Housing Development Authority, RB, M/F Housing
Series A, 0.55%, 04/01/25	175	161,047
Series A, 2.55%, 10/01/51	3,540	2,104,041
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	895	791,671

		9,165,980

Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	985	804,581

Mississippi — 2.6%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,295,768
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(d)	1,000	1,015,476
State of Mississippi Gaming Tax Revenue, RB
Series A, 5.00%, 10/15/37	565	573,167
Series A, 4.00%, 10/15/38	2,815	2,466,970

		6,351,381

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	115	102,398
Series B-2, 3.60%, 12/01/47	175	174,825

		277,223

Security	Par (000)	Value

Nebraska — 1.0%
Central Plains Energy Project, RB, Series 1, 5.00%, 05/01/53(a)	$2,380	$2,331,436

Nevada — 3.2%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	1,130	1,069,035
City of Las Vegas Nevada Special Improvement District No.814, SAB 4.00%, 06/01/39	120	98,261
4.00%, 06/01/44	330	253,945
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	2,690	2,332,443
Series A-1, (AGM), 4.00%, 06/01/46	2,910	2,445,093
County of Clark Nevada, GO, Series A, 5.00%, 06/01/37	500	521,388
Tahoe-Douglas Visitors Authority, RB 5.00%, 07/01/40	275	260,327
5.00%, 07/01/45	705	645,396

		7,625,888

New Hampshire(a)(b) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43	315	244,475
Series B, AMT, 3.75%, 07/01/45	670	510,612

		755,087

New Jersey — 10.8%
New Jersey Economic Development Authority, RB 5.00%, 06/15/36	810	809,435
Series A, 5.00%, 06/15/47	2,500	2,378,558
Series LLL, 5.00%, 06/15/34	635	641,619
AMT, (AGM), 5.00%, 01/01/31	1,355	1,354,169
AMT, 5.38%, 01/01/43	1,940	1,835,203
New Jersey Economic Development Authority, Refunding RB, Series A, AMT, 2.20%, 10/01/39(a)	1,500	1,265,634
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	1,195	1,075,783
Series C, AMT, Subordinate, 5.00%, 12/01/52	1,355	1,243,206
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series A, AMT, 3.80%, 10/01/32	1,880	1,719,401
New Jersey Transportation Trust Fund Authority, RB
Class BB, 4.00%, 06/15/50	1,500	1,186,772
Series AA, 5.50%, 06/15/39	3,040	3,046,989
Series BB, 4.00%, 06/15/50	2,775	2,195,527
Series S, 5.25%, 06/15/43	2,980	2,965,127
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	2,735	2,786,475
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	1,000	932,349
Sub-Series B, 5.00%, 06/01/46	870	797,044

		26,233,291

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	170	135,283

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 4.6%
Metropolitan Transportation Authority, RB, Series A-1, 5.25%, 11/15/39	$1,550	$1,543,568
Monroe County Industrial Development Corp.,
Refunding RB, 4.00%, 12/01/46	740	565,034
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series C-4, 1.59%, 11/01/36(a)	2,175	2,175,000
Series F-1, Subordinate, 5.00%, 02/01/47	510	519,082
New York Liberty Development Corp., Refunding RB
Series 1, 4.00%, 02/15/43	1,750	1,545,287
Series 1, 5.00%, 11/15/44(b)	960	840,181
Series A, 3.00%, 11/15/51	210	130,431
New York State Thruway Authority, RB, Second Series, 4.13%, 03/15/56	1,675	1,419,624
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,025	992,821
AMT, 4.00%, 04/30/53	605	443,115
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	852,066

		11,026,209

North Carolina — 2.3%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/50	195	147,378
Series A, 5.00%, 10/01/50	515	460,232
University of North Carolina at Chapel Hill, Refunding RB, Series A, 2.69%, 12/01/41(a)	4,970	4,892,200

		5,499,810

North Dakota — 0.2%
University of North Dakota, COP, Series A, (AGM), 4.00%, 06/01/46	510	438,909

Ohio — 3.2%
Allen County Port Authority, Refunding RB, Series A, 4.00%, 12/01/40	490	406,117
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	3,325	2,791,128
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	270	254,976
Ohio Turnpike & Infrastructure Commission, RB,
Series A-1, Junior Lien, 5.25%, 02/15/31	2,500	2,515,238
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	1,766,492

		7,733,951

Oregon — 0.5%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	1,100	1,121,868

Pennsylvania — 9.7%
Allegheny County Hospital Development Authority, RB, Series D2, 2.94%, 11/15/47(a)	1,040	1,043,142
Bristol Township School District, GO, (SAW), 5.25%, 06/01/23(d)	2,500	2,530,030
Bucks County Industrial Development Authority, RB 4.00%, 07/01/46	100	70,314
4.00%, 07/01/51	100	65,545

Security	Par (000)	Value

Pennsylvania (continued)
Hospitals & Higher Education Facilities Authority of Philadelphia, Refunding RB, (AGM), 4.00%, 07/01/40	$1,215	$1,062,657
Montgomery County Higher Education and Health Authority, Refunding RB
Class B, 5.00%, 05/01/57	3,290	3,135,742
Series A, 5.00%, 09/01/48	1,240	1,199,396
Pennsylvania Housing Finance Agency, RB, S/F Housing
Series 137, 2.45%, 10/01/41	210	142,291
Series 125B, AMT, 3.65%, 10/01/42	3,000	2,429,163
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,300	2,301,564
Series A, Subordinate, 5.00%, 12/01/37	750	758,862
Series A, Subordinate, 5.00%, 12/01/39	580	583,106
Series A, Subordinate, 5.00%, 12/01/44	2,290	2,244,530
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	2,490	2,486,320
Pittsburgh School District, GO, (SAW), 3.00%, 09/01/41	1,165	874,548
Springfield School District/Delaware County, GO
(SAW), 5.00%, 03/01/40	1,485	1,523,984
(SAW), 5.00%, 03/01/43	1,100	1,123,582

		23,574,776

Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,882	3,247,448
Series A-1, Restructured, 5.00%, 07/01/58	5,266	4,505,174
Series A-2, Restructured, 4.78%, 07/01/58	264	218,922
Series A-2, Restructured, 4.33%, 07/01/40	1,279	1,085,270
Series B-1, Restructured, 4.75%, 07/01/53	407	338,772
Series B-2, Restructured, 4.78%, 07/01/58	394	325,011
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	4,757	1,032,374

		10,752,971

South Carolina — 4.8%
Charleston County Airport District, ARB(d)
Series A, AMT, 5.50%, 07/01/23	2,500	2,533,357
Series A, AMT, 6.00%, 07/01/23	2,940	2,985,908
County of Charleston South Carolina, ARB, 5.25%, 12/01/23(d)	3,760	3,841,193
South Carolina Jobs-Economic Development Authority, RB (b) 5.00%, 01/01/55	825	645,647
7.50%, 08/15/62	390	351,942
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,360	1,319,097

		11,677,144

Tennessee — 1.2%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	2,952,606

Texas — 6.9%
City of Beaumont Texas, GO, 5.25%, 03/01/23(d)	2,345	2,361,225

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	$395	$395,036
City of Houston Texas Airport System Revenue,
Refunding ARB, AMT, 5.00%, 07/15/27	225	221,392
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	2,010	2,045,292
Series A, AMT, 5.00%, 07/01/27	220	217,479
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,177,800
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	440	376,200
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/48	1,775	1,764,607
Red River Education Finance Corp., RB, 5.25%, 03/15/23(d)	1,070	1,078,346
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/36	2,500	2,544,177
Texas City Industrial Development Corp., RB,
Series 2012, 4.13%, 12/01/45	255	212,461
Texas Municipal Gas Acquisition & Supply Corp. III, Refunding RB 5.00%, 12/15/29	1,165	1,168,609
5.00%, 12/15/32	1,770	1,750,587
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	360	318,738

		16,631,949

Utah(b) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	170	144,153
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40	325	283,875

		428,028

Vermont — 1.1%
University of Vermont and State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	2,598,149

Virginia — 3.4%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47	3,715	3,827,643
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	955	830,228
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,000	3,657,948

		8,315,819

Washington — 3.7%
Central Puget Sound Regional Transit Authority, RB, Series 2015, 2.44%, 11/01/45(a)	3,000	3,001,929
County of King WA Sewer Revenue, Refunding RB, Series A, Junior Lien, 2.47%, 01/01/40(a)	915	891,255
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	660	636,360
State of Washington, COP, Series B, 5.00%, 07/01/38	1,155	1,196,324
State of Washington, GO, Series C, 5.00%, 02/01/36	3,000	3,136,620

		8,862,488

Security	Par (000)	Value

Wisconsin — 2.7%
Public Finance Authority, RB 5.00%, 10/15/51(b)	$210	$172,153
Class A, 5.00%, 06/15/51(b)	550	419,912
Series A, 4.00%, 11/15/37	175	145,336
Series A, 5.00%, 07/01/55(b)	305	243,912
Series A, 5.00%, 10/15/55(b)	955	762,051
Series A-1, 4.50%, 01/01/35(b)	520	457,279
Public Finance Authority, Refunding RB 5.00%, 09/01/49(b)	285	224,726
Series A, 5.00%, 11/15/49	570	506,773
State of Wisconsin, GO, Series A, 2.66%, 05/01/25(a)	1,560	1,546,498
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,065	2,104,186

		6,582,826

Total Municipal Bonds — 143.5% (Cost: $374,114,228)		347,078,676

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 3.1%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	7,499	7,587,455

Colorado — 1.4%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43(a)(f)	3,262	3,267,099

Illinois — 3.7%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	760	760,641
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,980	2,017,111
Series B, 5.00%, 01/01/40	6,148	6,236,676

		9,014,428

Maryland — 1.0%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	2,499	2,505,099

Pennsylvania — 4.5%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(a)(f)	3,600	3,396,031
Northampton County General Purpose Authority,
Refunding RB, 4.00%, 11/01/38(f)	5,929	5,458,793
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	1,991,171

		10,845,995

Texas — 1.8%
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 05/15/23	4,295	4,348,539

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 15.5% (Cost: $39,418,760)		37,568,615

Total Long-Term Investments — 159.0% (Cost: $413,532,988)		384,647,291

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 7.9%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(g)(h)	19,119,719	$19,117,807

Total Short-Term Securities — 7.9% (Cost: $19,117,807)		19,117,807

Total Investments — 166.9% (Cost: $432,650,795)		403,765,098

Liabilities in Excess of Other Assets — (2.9)%		(6,748,209)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.9)%		(24,062,159)

VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (54.1)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$241,954,730

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between March 1, 2026 to November 1, 2026, is $7,669,205.

(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$4,488,570	$14,633,724	(a)	$—	$(4,098)	$(389)	$19,117,807	19,119,719	$35,946	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	72	12/20/22	$7,970	$144,134
U.S. Long Bond	108	12/20/22	13,055	517,360
5-Year U.S. Treasury Note	72	12/30/22	7,678	119,859

				$781,353

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End (continued)

inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$347,078,676	$—	$347,078,676
Municipal Bonds Transferred to Tender Option Bond Trusts	—	37,568,615	—	37,568,615
Short-Term Securities
Money Market Funds	19,117,807	—	—	19,117,807

	$19,117,807	$384,647,291	$—	$403,765,098

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$781,353	$—	$—	$781,353

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(23,960,183)	$—	$(23,960,183)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(154,960,183)	$—	$(154,960,183)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

SAW	State Aid Withholding

7